Trade and other receivables - Additional information (Details 2)	12 Months Ended
Dec. 31, 2024 MMBbls
Maximum
Trade and other receivables
Receivables, payment terms	180 days
PDVSA | Venezuela
Trade and other receivables
Number of shareholders who purchased the receivables	2
Crude oil volume capacity (in volumes)	4.2